Debt Obligations Debt Obligations - Level 3 (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]

	2016		2015
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Senior Secured Credit Facilities:
ABL Facility	$—	$—	$—	$—
Secured Notes:
3.88% First Lien Notes due 2021 (includes $105 and $123 of unamortized debt discount at December 31, 2016 and 2015, respectively)	995	—	977	—
4.69% Second Lien Notes due 2022 (includes $30 and $39 of unamortized debt discount at December 31, 2016 and 2015, respectively)	172	—	192	—
Other Borrowings:
China bank loans at 4.1% and 4.2% at December 31, 2016 and 2015, respectively	—	36	—	33
Other at 2.99% at December 31, 2015	—	—	—	3
Total debt	$1,167	$36	$1,169	$36